Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2018
Contingent liabilities and commitments [abstract]
Contingent liabilities and commitments

The notes included in this section focus on the Barclays Bank Group’s accruals, provisions and contingent liabilities. Provisions are recognised for present obligations arising as consequences of past events where it is probable that a transfer of economic benefit will be necessary to settle the obligation, and it can be reliably estimated. Contingent liabilities reflect potential liabilities that are not recognised on the balance sheet.

	Barclays Bank Group
	2018	2017
	£m	£m
Guarantees and letters of credit pledged as collateral security	15,046	14,275
Performance guarantees, acceptances and endorsements	4,348	4,737
Total contingent liabilities	19,394	19,012
Of which: Financial guarantees carried at fair value	4

Documentary credits and other short-term trade related transactions	1,741	812
Standby facilities, credit lines and other commitments	256,027	314,761
Total commitments	257,768	315,573
Of which: Loan commitments carried at fair value	11,703

Provisions held against contingent liabilities and commitments equal £217m for Barclays Bank Group. Post IFRS 9, loan commitments carried at fair value amounted to £18.9bn as at 1 January 2018.

Contingent liabilities and commitment balances transferred to Barclays Bank UK Group as part of the business disposal included guarantees and letters of credit pledged as collateral security of £793m and standby facilities, credit lines and other commitments of £67,791m.

The Financial Services Compensation Scheme (the FSCS) is the UK’s government-backed compensation scheme for customers of authorised institutions that are unable to pay claims. The compensation paid out to customers is funded through loan facilities provided by HM Treasury to the FSCS which at 31 December 2018 has been completely repaid and has nil balance (2017: £4.7bn).

Further details on contingent liabilities relating to legal and competition and regulatory matters can be found in Note 28.